Royalty, Stream and Other Interests - Platreef Gold Stream (Details)	12 Months Ended
	Dec. 31, 2021 oz $ / oz	Jun. 30, 2020 oz	Mar. 04, 2020 oz	Sep. 30, 2016 oz
Disclosure of detailed information about property, plant and equipment [line items]
Gold, delivery commitment, quantity to be received		1,000	2,450	2,450
Platreef Gold Stream | Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in mine	37.50%
Delivery, percentage of payable gold production	100.00%
Gold, delivery commitment, quantity to be received	350,000
Gold delivery commitment, quantity to be received, attributable to the Company	131,250
Platreef Gold Stream | Trigger Two
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in mine	30.00%
Delivery, percentage of payable gold production	80.00%
Gold, delivery commitment, quantity to be received	685,280
Gold delivery commitment, quantity to be received, attributable to the Company	256,980
Platreef Gold Stream | Trigger Three
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of ounces of payable gold	5.00%
Platreef Gold Stream | Trigger Four
Disclosure of detailed information about property, plant and equipment [line items]
Gold, delivery commitment, quantity to be received	685,280
Gold delivery commitment, quantity to be received, attributable to the Company	256,980
Per Ounce Cash Payment | $ / oz	100
Percent of spot price for per ounce cash payment	80.00%
Platreef Gold Stream | Ivanhoe Mines Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in mine	64.00%